OCM GOLD FUND

Schedule of Investments - August 31, 2021

(Unaudited)

Shares			Value
	Common Stocks	96.9%
	Major Gold Producers	24.2%
80,000	Agnico Eagle Mines Ltd.		$4,601,600
155,000	AngloGold Ashanti Ltd. ADR		2,647,400
200,000	Barrick Gold Corp.		4,014,000
75,000	Kinross Gold Corp.		451,500
35,000	Kirkland Lake Gold Ltd.		1,397,550
65,000	Newmont Corp.		3,769,350
50,000	Northern Star Resources Ltd.		356,986
			17,238,386
	Intermediate/Mid-Tier Gold Producers	20.2%
325,000	Alamos Gold, Inc.		2,567,500
300,000	B2Gold Corp.		1,160,339
140,000	Endeavour Mining Corp.		3,420,940
305,650	Fortuna Silver Mines, Inc.*		1,342,079
700,000	OceanaGold Corp.*		1,309,344
1,000,000	Perseus Mining Ltd.*		1,133,870
154,840	SSR Mining, Inc.		2,584,280
80,000	Torex Gold Resources, Inc.*		894,032
			14,412,384
	Junior Gold Producers	24.9%
450,000	Argonaut Gold, Inc.*		1,123,484
200,000	Calibre Mining Corp.*		264,722
250,000	Dundee Precious Metals, Inc.		1,539,589
1,375,000	Emerald Resources N.L.*		804,682
250,000	Galiano Gold, Inc.*		217,700
1,449,950	Jaguar Mining, Inc.		5,228,876
175,000	K92 Mining, Inc.*		1,025,006
1,000,000	Minera Alamos, Inc.*		499,326
3,750,000	Superior Gold, Inc.*		1,723,865
1,595,000	Thor Explorations Ltd.*		385,571
500,000	Wesdome Gold Mines Ltd.*		4,917,968
			17,730,789
	Exploration and Development Companies	10.4%
255,128	Adriatic Metals PLC*		518,841
298,300	Adventus Mining Corp.*		208,056
800,000	Apollo Gold & Silver Corp.*,^		450,820
500,000	Ascot Resources Ltd.*		467,623
1,000,000	Euro Sun Mining, Inc.*		301,181
200,000	Galway Metals, Inc.*		109,376
1,000,000	GR Silver Mining Ltd.*		277,404

Shares			Value
123,880	Integra Resources Corp.*		$346,593
775,000	Liberty Gold Corp.*		706,388
1,000,000	Maritime Resources Corp.*		118,887
616,500	Montage Gold Corp.*		337,152
400,000	Orca Gold, Inc.*		158,516
500,000	Orezone Gold Corp.*		487,438
400,000	Paramount Gold Nevada Corp.*		354,000
100,000	Prosper Gold Corp.*		111,754
975,000	Rio2 Ltd.*		533,209
3,000,000	Royal Road Minerals Ltd.*		641,991
4,578,755	RTG Mining, Inc.*		502,424
200,000	Sun Peak Metals Corp.*		49,140
2,512,040	Sutter Gold Mining, Inc.*,#		—
1,210,500	Tajiri Resources Corp.*		86,348
530,000	West Vault Mining, Inc.*		474,677
450,000	Westhaven Gold Corp.*		185,464
			7,427,282
	Royalty/Streaming Companies	8.3%
30,000	Nomad Royalty Co., Ltd.		213,284
100,000	Osisko Gold Royalties Ltd.		1,222,000
100,000	Wheaton Precious Metals Corp.		4,506,618
			5,941,902
	Primary Silver Producers	8.9%
634,100	Aya Gold & Silver, Inc.*		5,045,862
100,000	Hecla Mining Co.		615,000
25,000	Pan American Silver Corp.		648,500
			6,309,362
	Total Common Stocks
	(Cost $34,133,948)		69,060,105
	Warrants	2.7%
	Exploration and Development Companies	0.1%
641,000	Euro Sun Mining, Inc. Exercise Price: 0.55 CAD, Exp.: 6/5/2023		—
225,000	Westhaven Gold Corp. Exercise Price: 1.00 CAD, Exp.: 3/3/2023		37,449
400,000	Apollo Gold & Silver Corp. Exercise Price: 1.25 CAD, Exp.: 6/25/2023		—
			37,449
	Primary Silver Producers	2.6%
350,000	Aya Gold & Silver, Inc. Exercise Price: 3.30 CAD, Exp.: 9/3/2023		1,869,700
			1,869,700
	Total Warrants
	(Cost $0)		1,907,149

Shares			Value
	Short-Term Investment	0.4%
256,853	UMB Money Market Fiduciary, 0.01%		$256,853
	Total Short-Term Investment
	(Cost $256,853)		256,853
	Total Investments	100.0%
	(Cost $34,390,801)		71,224,107
	Assets less Other Liabilities	0.0%	22,988
	TOTAL NET ASSETS	100.0%	$71,247,095

ADR – American Depository Receipt
PLC – Public Limited Company
CAD – Canadian Dollars

*	Non-income producing security.
^	Security exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"), or otherwise restricted. These securities generally may be resold in transactions exempt from registration under the Securities Act, normally to certain qualified institutional buyers. The securities are valued at fair value in accordance with the procedures established by the Fund’s Board of Trustees. The total value of these securities is $450,820, which represents 0.63% of total net assets of the Fund.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.